Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)
Derivative [Line Items]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 91.2	€ 70.1